SCHEDULE OF ESTIMATED LIVES OF PROPERTY, PLANT AND EQUIPMENT (Details)	Mar. 31, 2025	Sep. 30, 2024
Office Equipment [Member] | Maius Pharmaceutical Co. Ltd [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years	3 years